FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/08
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2008

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   18

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS 96.3%
    NEW YORK 93.5%
    Albany Housing Authority Limited Obligation Revenue, Refunding,
       6.25%, 10/01/12 .......................................................   $   5,250,000   $     5,260,080
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 6.00%, 5/01/19 .........................       1,270,000         1,277,303
       Albany Medical Center Project, 6.00%, 5/01/29 .........................       1,460,000         1,380,664
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/27 ...............       5,000,000         4,858,300
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/32 ...............       5,000,000         4,712,400
       St. Peter's Hospital Project, Series E, 5.50%, 11/15/27 ...............       1,135,000         1,135,715
       St. Peter's Hospital Project, Series E, 5.25%, 11/15/32 ...............       1,150,000         1,083,852
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%,
          7/01/31 ............................................................       2,750,000         3,002,532
    Albany Parking Authority Revenue,
       Refunding, Series A, 5.625%, 7/15/20 ..................................         555,000           608,136
       Refunding, Series A, 5.625%, 7/15/25 ..................................         415,000           454,732
       Series A, Pre-Refunded, 5.625%, 7/15/20 ...............................         695,000           761,317
       Series A, Pre-Refunded, 5.625%, 7/15/25 ...............................         585,000           640,821
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
       Faculty-Student Housing Corp.,
       Series A, AMBAC Insured, 5.125%, 8/01/20 ..............................       1,410,000         1,485,407
       Series A, AMBAC Insured, 5.25%, 8/01/31 ...............................       5,055,000         5,242,642
       Series B, AMBAC Insured, 5.625%, 8/01/20 ..............................       1,690,000         1,777,965
       Series B, AMBAC Insured, 5.75%, 8/01/25 ...............................       3,050,000         3,200,090
       Series B, AMBAC Insured, 5.75%, 8/01/30 ...............................       3,440,000         3,593,734
       Series B, AMBAC Insured, 5.25%, 8/01/31 ...............................       1,000,000         1,037,120
    Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
       11/01/24 ..............................................................       9,000,000         9,393,930
       11/01/25 ..............................................................      12,000,000        12,491,280
       11/01/26 ..............................................................      14,250,000        14,799,765
    Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .....       4,120,000         4,886,485
    Dutchess County IDA Civic Facility Revenue, Vassar College Project,
       Pre-Refunded, 5.35%, 9/01/40 ..........................................      16,000,000        17,495,680
    Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project,
       AMBAC Insured,
       5.00%, 9/01/21 ........................................................       2,835,000         2,934,395
       5.125%, 9/01/31 .......................................................       5,045,000         5,159,017
    Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic
       Facility, 5.00%,
       10/01/30 ..............................................................       3,000,000         3,033,720
       10/01/35 ..............................................................       1,500,000         1,503,480
    Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 .............         245,000           248,516
    Liberty Development Corp. Revenue,
       5.50%, 10/01/37 .......................................................      27,000,000        28,289,790
       Goldman Sachs Headquarters, 5.25%, 10/01/35 ...........................      68,600,000        69,492,486
    Long Island Power Authority Electric System Revenue,
       General, Series B, 5.00%, 12/01/35 ....................................       5,000,000         4,919,200
       General, Series C, 5.00%, 9/01/35 .....................................      16,000,000        15,743,680
       Series A, AMBAC Insured, 5.00%, 9/01/29 ...............................      24,000,000        24,061,440
       Series A, AMBAC Insured, 5.00%, 9/01/34 ...............................      20,670,000        20,228,489
    Madison County IDA Civic Facility Revenue, Colgate University Project,
       Series B, 5.00%, 7/01/33 ..............................................       2,000,000         2,014,340


                     Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Middleburg Central School District GO, FGIC Insured,
       4.60%, 8/15/17 ........................................................   $   1,045,000   $     1,069,443
       4.625%, 8/15/18 .......................................................       1,155,000         1,179,278
       4.625%, 8/15/19 .......................................................       1,210,000         1,231,139
       4.75%, 8/15/20 ........................................................       1,270,000         1,290,511
       4.75%, 8/15/21 ........................................................       1,330,000         1,345,707
    Monroe County IDAR, Civic Facilities, De Paul Community Facilities,
       6.50%, 2/01/24 ........................................................       1,285,000         1,293,494
    Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of
       Cooperative Educational Services Project, Series A, XLCA Insured,
       5.00%,
       7/01/29 ...............................................................       5,710,000         5,709,600
       7/01/34 ...............................................................       3,000,000         2,915,040
    MTA Commuter Facilities Revenue,
       Series 8, Pre-Refunded, 5.50%, 7/01/21 ................................       5,000,000         5,614,750
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ..................       8,655,000         9,314,684
       Series A, Pre-Refunded, 6.00%, 7/01/24 ................................       5,575,000         5,780,717
       Series A, Pre-Refunded, 5.25%, 7/01/28 ................................      18,300,000        19,772,967
       Series A, Pre-Refunded, 6.125%, 7/01/29 ...............................       9,625,000         9,989,980
       Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ...............      19,100,000        19,699,358
       Series R, Pre-Refunded, 5.50%, 7/01/17 ................................       2,000,000         2,298,440
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, 5.00%, 11/15/30 ..................................      25,000,000        25,092,000
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..................      27,260,000        29,012,000
       Series A, FSA Insured, 5.00%, 11/15/28 ................................      41,575,000        42,423,130
       Series A, FSA Insured, 5.00%, 11/15/32 ................................      71,685,000        72,626,941
       Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ...................      25,800,000        28,797,444
       Series A, MBIA Insured, 5.00%, 11/15/35 ...............................      45,430,000        45,092,455
       Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ..................      20,500,000        21,855,870
       Series B, MBIA Insured, 4.75%, 11/15/26 ...............................       5,200,000         5,193,344
    MTA Revenue,
       New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 ..      40,000,000        40,103,600
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ....................      22,010,000        22,165,611
       Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ....................      34,000,000        34,175,100
       Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .....................      68,130,000        69,025,228
       Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ...................      15,000,000        15,119,850
       Refunding, Series E, 5.25%, 11/15/31 ..................................      15,000,000        15,167,550
       Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ...................       5,000,000         5,030,550
       Series A, 5.00%, 11/15/37 .............................................      48,000,000        47,199,840
       Series A, FGIC Insured, 5.00%, 11/15/32 ...............................      10,355,000        10,282,411
       Series B, 5.00%, 11/15/37 .............................................      25,000,000        24,583,250
       Series B, Pre-Refunded, 5.25%, 11/15/32 ...............................      28,720,000        32,233,030
       Transportation, Series A, 5.00%, 11/15/35 .............................      43,895,000        43,313,391
       Transportation, Series F, 5.00%, 11/15/35 .............................      11,000,000        10,774,940
    MTA Service Contract Revenue,
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ................       7,500,000         7,183,050
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ................       7,590,000         7,028,340
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ................       2,065,000         1,770,882
       Refunding, Series A, 5.125%, 1/01/29 ..................................       6,000,000         6,067,020
       Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ....................      50,000,000        50,844,000
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .....................      12,760,000        12,909,547


                     4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    MTA Service Contract Revenue, (continued)
       Series B, 5.375%, 1/01/30 .............................................   $  50,000,000   $    50,990,000
       Series B, MBIA Insured, 5.00%, 1/01/31 ................................      22,290,000        22,319,200
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 .................      13,125,000        12,923,925
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 .................       9,000,000         8,619,660
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 .................      15,380,000        13,714,038
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 .................       7,935,000         6,804,818
    MTA Transit Facilities Revenue, Series A, Pre-Refunded,
       6.00%, 7/01/24 ........................................................       7,000,000         7,255,360
       6.125%, 7/01/29 .......................................................      11,595,000        12,029,812
    Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
       Pre-Refunded, 6.50%, 7/15/27 ..........................................      15,000,000        15,778,350
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
       FSA Insured, Pre-Refunded, 5.75%, 8/01/29 .............................      36,040,000        37,930,658
    New York City GO,
       Citysavers, Series B, zero cpn., 8/01/09 ..............................       8,875,000         8,717,557
       Citysavers, Series B, zero cpn., 8/01/10 ..............................       2,690,000         2,550,012
       Citysavers, Series B, zero cpn., 6/01/12 ..............................       1,030,000           971,372
       Citysavers, Series B, zero cpn., 12/01/12 .............................       1,030,000           954,522
       Citysavers, Series B, zero cpn., 6/01/13 ..............................       1,030,000           928,833
       Citysavers, Series B, zero cpn., 12/01/13 .............................       1,030,000           911,787
       Citysavers, Series B, zero cpn., 6/01/14 ..............................       1,030,000           884,523
       Citysavers, Series B, zero cpn., 12/01/14 .............................       1,030,000           867,394
       Citysavers, Series B, zero cpn., 6/01/15 ..............................       1,030,000           842,200
       Citysavers, Series B, zero cpn., 12/01/15 .............................       1,030,000           824,113
       Citysavers, Series B, zero cpn., 6/01/16 ..............................       1,030,000           798,950
       Citysavers, Series B, zero cpn., 12/01/16 .............................       1,030,000           781,028
       Citysavers, Series B, zero cpn., 6/01/17 ..............................       1,030,000           756,205
       Citysavers, Series B, zero cpn., 12/01/17 .............................       1,030,000           738,551
       Citysavers, Series B, zero cpn., 6/01/18 ..............................       1,030,000           714,336
       Citysavers, Series B, zero cpn., 12/01/18 .............................       1,005,000           680,134
       Citysavers, Series B, zero cpn., 6/01/19 ..............................       1,030,000           672,951
       Citysavers, Series B, zero cpn., 12/01/19 .............................       1,030,000           656,810
       Citysavers, Series B, zero cpn., 6/01/20 ..............................      10,000,000         5,703,400
       Fiscal 2003, Series I, 5.00%, 3/01/29 .................................      10,000,000        10,100,000
       Fiscal 2003, Series I, 5.00%, 3/01/30 .................................      14,785,000        14,909,046
       Pre-Refunded, 5.50%, 5/15/24 ..........................................       8,920,000         9,557,066
       Refunding, 5.50%, 5/15/24 .............................................       1,080,000         1,120,144
       Refunding, Series C, 5.00%, 1/01/26 ...................................       4,045,000         4,119,185
       Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22 ....................      15,000,000        15,467,400
       Series A, FSA Insured, 6.00%, 5/15/30 .................................       1,095,000         1,157,065
       Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ...................       5,155,000         5,566,060
       Series B, 7.00%, 2/01/18 ..............................................          25,000            25,054
       Series C, 7.00%, 2/01/12 ..............................................         705,000           716,844
       Series C, FSA Insured, 5.125%, 3/15/25 ................................         165,000           169,033
       Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 ..................       6,335,000         6,904,770
       Series D, 8.00%, 8/01/17 ..............................................           5,000             5,101
       Series D, 7.50%, 2/01/18 ..............................................           5,000             5,012
       Series D, 5.125%, 8/01/19 .............................................       1,985,000         2,061,820


                         Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City GO, (continued)
       Series D, 5.50%, 6/01/24 ..............................................   $  16,160,000   $    16,698,290
       Series D, 5.00%, 10/15/29 .............................................       5,000,000         5,044,600
       Series D, 5.00%, 11/01/34 .............................................       5,000,000         4,977,950
       Series D, Pre-Refunded, 5.50%, 6/01/24 ................................       7,785,000         8,593,472
       Series D1, 5.125%, 12/01/28 ...........................................       5,230,000         5,351,336
       Series F, 5.30%, 1/15/26 ..............................................      24,070,000        24,718,446
       Series F, Pre-Refunded, 5.30%, 1/15/26 ................................      20,930,000        23,137,068
       Series H, 7.20%, 2/01/15 ..............................................           5,000             5,011
       Series H, FSA Insured, 5.375%, 8/01/27 ................................       7,595,000         7,677,710
       Series H, MBIA Insured, 5.125%, 8/01/25 ...............................       3,645,000         3,687,391
       Series J, Sub Series J1, AMBAC Insured, 5.00%, 6/01/23 ................      20,000,000        20,567,200
       Series M, 5.00%, 4/01/35 ..............................................      10,000,000         9,926,900
       Sub Series L-1, 5.00%, 4/01/27 ........................................      13,295,000        13,527,397
    New York City IDA Civic Facility Revenue,
       College of New Rochelle Project, 5.80%, 9/01/26 .......................       1,500,000         1,515,705
       Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%,
          6/01/35 ............................................................       7,820,000         7,650,071
       Institute of International Education Inc. Project, 5.25%, 9/01/21 .....       1,530,000         1,571,693
       Institute of International Education Inc. Project, 5.25%, 9/01/31 .....       5,235,000         5,291,172
       New York University Project, AMBAC Insured, 5.00%, 7/01/31 ............      18,000,000        18,159,120
       Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ..       3,795,000         3,677,203
    New York City IDAR, Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%,
       1/01/39 ...............................................................       8,000,000         7,768,480
    New York City Municipal Finance Authority Revenue, Series D, FSA Insured,
       5.00%, 6/15/38 ........................................................      59,000,000        59,792,370
    New York City Municipal Finance Authority Water and Sewer System Revenue,
       2002, Series B, 5.00%, 6/15/26 ........................................      25,000,000        25,341,250
       Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37 .......      10,000,000        10,084,100
       Series B, 5.00%, 6/15/36 ..............................................      25,000,000        25,287,250
    New York City Municipal Water Finance Authority Water and Sewer System
       Revenue, Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 .............      10,000,000        10,094,200
       Refunding, Series B, 6.10%, 6/15/31 ...................................      11,005,000        11,785,585
       Refunding, Series B, 6.00%, 6/15/33 ...................................       6,040,000         6,457,968
       Refunding, Series D, 5.00%, 6/15/37 ...................................      14,865,000        15,008,596
       Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39 ....................       7,900,000         7,949,059
       Refunding, Series DD, 5.00%, 6/15/37 ..................................      30,000,000        30,275,100
       Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ....................      34,175,000        34,907,712
       Second General Resolution, Series AA, 4.75%, 6/15/37 ..................      40,000,000        39,197,600
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ..................      19,315,000        20,135,308
       Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ..................      11,655,000        12,127,494
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 ..................       7,000,000         7,545,020
       Series A, Pre-Refunded, 5.75%, 6/15/30 ................................      41,190,000        42,939,339
       Series B, Pre-Refunded, 6.10%, 6/15/31 ................................       3,995,000         4,319,993
       Series B, Pre-Refunded, 6.00%, 6/15/33 ................................      10,260,000        11,076,799
    New York City Transitional Finance Authority Building Aid Revenue,
       Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34 ....................      75,000,000        74,995,500
       Series S-2, FGIC Insured, 5.00%, 1/15/37 ..............................      22,000,000        21,899,460
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ......          55,000            56,987
       Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ....................       1,515,000         1,528,332
       Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ....................       1,485,000         1,500,355


                     6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Transitional Finance Authority Revenue, (continued)
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ......   $   5,515,000   $     5,714,202
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ......       3,730,000         3,852,568
       Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 ...............       7,290,000         7,390,529
       Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%,
          5/01/30 ............................................................       2,900,000         2,948,749
       Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%,
          8/01/32 ............................................................      15,000,000        15,227,400
       Future Tax Secured, Series A, 5.25%, 8/01/31 ..........................      28,205,000        29,026,048
       Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ............      15,805,000        15,996,082
       Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          5/01/28 ............................................................         260,000           279,040
       Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ...........      20,000,000        21,285,600
       Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ............      29,000,000        30,514,090
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ............      27,005,000        29,155,948
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ............       2,400,000         2,678,352
       Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%,
          5/01/30 ............................................................         100,000           109,139
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ...........      15,000,000        16,196,100
       Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ............         230,000           251,020
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ...........      16,800,000        17,976,672
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ............       4,430,000         4,590,012
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ...........      13,660,000        14,570,166
       Future Tax Secured, Series D, 5.00%, 2/01/27 ..........................      62,025,000        63,274,804
       Future Tax Secured, Series E, 5.00%, 2/01/25 ..........................       5,000,000         5,130,900
       Future Tax Secured, Series E, 5.00%, 2/01/27 ..........................      10,000,000        10,201,500
       Future Tax Secured, Series E, 5.00%, 2/01/33 ..........................       8,895,000         8,982,171
       Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ......         335,000           339,526
       Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%,
          5/01/29 ............................................................       1,030,000         1,063,846
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ..................       2,270,000         2,344,592
    New York City Transportation Authority MTA Triborough Bridge and Tunnel
       Authority COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 ..      79,840,000        84,164,933
    New York City Trust for Cultural Resources Revenue,
       Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ...      15,500,000        15,721,650
       Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ...........      10,500,000        10,583,580
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee
       Secured, AMBAC Insured, 5.00%,
       11/15/35 ..............................................................      33,130,000        32,883,844
       11/15/44 ..............................................................      31,000,000        30,538,410
    New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA
       Insured, 5.25%, 12/15/32 ..............................................       1,525,000         1,580,297
    New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series
       A-1, AMBAC Insured, 5.25%, 6/01/21 ....................................      18,000,000        18,569,340
    New York State Commissioner of General Services Revenue, People of the
       State of New York, Certificate of Lease Assessment, Pre-Refunded,
       5.70%, 3/01/29 ........................................................      59,689,965        59,815,911
       5.75%, 3/01/29 ........................................................      32,464,013        32,555,561
    New York State Dormitory Authority Lease Revenue,
       Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ........................      58,245,000        62,838,201
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .....................      12,650,000        12,762,332
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded,
          5.50%, 7/01/27 .....................................................       2,000,000         2,171,720
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded,
          5.10%, 7/01/31 .....................................................       7,700,000         8,277,423


                     Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Lease Revenue, (continued)
       State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ...   $   5,500,000   $     5,983,725
       State University Dormitory Facilities, Series A, 6.00%, 7/01/30 .......       5,750,000         6,217,590
       State University Dormitory Facilities, Series B, MBIA Insured,
          Pre-Refunded, 5.125%, 7/01/28 ......................................       4,800,000         4,988,208
       State University Dormitory Facilities, Series C, MBIA Insured,
          Pre-Refunded, 5.50%, 7/01/19 .......................................       5,090,000         5,305,154
       State University Dormitory Facilities, Series C, MBIA Insured,
          Pre-Refunded, 5.50%, 7/01/29 .......................................       9,250,000         9,640,997
    New York State Dormitory Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ...........................      45,000,000        49,555,800
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ......       4,000,000         4,139,240
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .......       5,500,000         5,556,100
       School Districts Financing Program, Series A, MBIA Insured, 5.00%,
          4/01/31 ............................................................       9,500,000         9,621,790
       Teachers College, MBIA Insured, 5.00%, 7/01/22 ........................       2,885,000         2,968,694
       Teachers College, MBIA Insured, 5.00%, 7/01/32 ........................       6,000,000         6,082,920
       Upstate Community Colleges, Series A, 5.00%, 7/01/27 ..................       3,720,000         3,767,430
    New York State Dormitory Authority Revenues,
       Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .....................       4,730,000         4,736,149
       City University System, Consolidated Fourth General Resolution,
          Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/30 ...............      20,705,000        21,912,101
       City University System, Consolidated Fourth General Resolution, Series
          A, Pre-Refunded, 5.25%, 7/01/31 ....................................      10,730,000        11,578,421
       City University System, Consolidated Fourth General Resolution, Series
          A, Pre-Refunded, 5.25%, 7/01/31 ....................................       1,270,000         1,370,419
       City University System Consolidated, Series C, 7.50%, 7/01/10 .........       5,885,000         6,235,981
       City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ....         515,000           537,990
       City University System Consolidated, Third General, Refunding, Series
          1, FGIC Insured, 5.25%, 7/01/25 ....................................       4,100,000         4,185,239
       City University System Consolidated, Third General, Series 1, FSA
          Insured, Pre-Refunded, 5.50%, 7/01/29 ..............................      38,375,000        40,013,612
       Fashion Institute of Technology Student Housing Corp., FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/29 .......................................       9,700,000        10,702,107
       Fashion Institute of Technology Student Housing Corp., FGIC Insured,
          Pre-Refunded, 5.125%, 7/01/34 ......................................      15,000,000        16,648,950
       Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ...........         490,000           495,106
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%,
          7/01/24 ............................................................       5,000,000         4,896,200
       Mental Health Services Facilities Improvement, Series A, AMBAC Insured,
          5.00%, 2/15/30 .....................................................       5,000,000         5,013,500
       Mental Health Services Facilities Improvement, Series B, 5.00%,
          2/15/33 ............................................................      35,000,000        34,706,350
       Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/25 .......................................       5,460,000         5,782,850
       Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/30 .......................................       4,300,000         4,554,259
       Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 5.25%, 8/15/31 .......................................       3,975,000         4,302,500
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 2/15/21 .......................................       1,015,000         1,083,908
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 8/15/21 .......................................       2,065,000         2,205,193


                     8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30 .......................................   $   4,460,000   $     4,741,604
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .....................       5,995,000         5,880,436
       New School University, MBIA Insured, 5.00%, 7/01/31 ...................       2,500,000         2,526,050
       New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .......       4,900,000         5,005,448
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ..........       3,500,000         3,554,075
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ..........       5,000,000         5,050,800
       New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ...........      15,200,000        15,089,952
       Non-State Supported Debt, Columbia University, 5.00%, 7/01/38 .........      21,140,000        21,566,394
       Non-State Supported Debt, Cornell University, Series A, 5.00%,
          7/01/31 ............................................................      10,000,000        10,220,200
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%,
          7/01/27 ............................................................       2,435,000         2,484,917
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%,
          7/01/32 ............................................................       3,125,000         3,151,812
       Non-State Supported Debt, Fordham University, Series B, Assured
          Guaranty, 5.00%, 7/01/33 ...........................................       9,000,000         9,089,910
       Non-State Supported Debt, Fordham University, Series B, Assured
          Guaranty, 5.00%, 7/01/38 ...........................................       5,000,000         5,022,800
       Non-State Supported Debt, Health Quest Systems, Series B, Assured
          Guaranty, 5.125%, 7/01/37 ..........................................       3,000,000         3,041,250
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured,
          5.00%, 8/15/29 .....................................................       7,750,000         7,877,797
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured,
          5.00%, 8/15/33 .....................................................       5,200,000         5,236,868
       Non-State Supported Debt, Long Island University, Radian Insured,
          Pre-Refunded, 5.125%, 9/01/23 ......................................         100,000           105,443
       Non-State Supported Debt, Long Island University, Radian Insured,
          Pre-Refunded, 5.25%, 9/01/28 .......................................          80,000            84,453
       Non-State Supported Debt, Long Island University, Refunding, Radian
          Insured, 5.125%, 9/01/23 ...........................................       1,700,000         1,712,393
       Non-State Supported Debt, Long Island University, Refunding, Radian
          Insured, 5.25%, 9/01/28 ............................................       1,420,000         1,424,658
       Non-State Supported Debt, Montefiore Medical Center, FGIC Insured,
          5.00%, 2/01/28 .....................................................      10,060,000         9,924,291
       Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured,
          5.00%, 8/01/24 .....................................................       2,500,000         2,573,650
       Non-State Supported Debt, Mount Sinai School Medical New York
          University, Refunding, MBIA Insured, 5.00%, 7/01/35 ................       5,000,000         5,017,350
       Non-State Supported Debt, Municipal Health Facilities, Lease,
          Refunding, Sub Series 2-4, 5.00%, 1/15/27 ..........................       5,000,000         5,085,750
       Non-State Supported Debt, Municipal Health Facilities, Lease,
          Refunding, Sub Series 2-4, 5.00%, 1/15/28 ..........................       5,000,000         5,066,900
       Non-State Supported Debt, Municipal Health Facilities, Lease,
          Refunding, Sub Series 2-5, 5.00%, 1/15/32 ..........................      20,000,000        20,073,000
       Non-State Supported Debt, New York and Presbyterian Hospital, FSA
          Insured, 5.00%, 8/15/36 ............................................      14,185,000        13,933,074
       Non-State Supported Debt, New York University, AMBAC Insured, 5.00%,
          7/01/26 ............................................................       5,475,000         5,668,213
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/27 .....................................................       5,470,000         5,642,907
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/32 .....................................................       5,000,000         5,070,900
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/37 .....................................................      20,805,000        20,980,802
       Non-State Supported Debt, New York University, Series B, 5.00%,
          7/01/38 ............................................................      23,995,000        24,290,858


                     Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Non-State Supported Debt, New York University, Series B, 5.25%,
          7/01/48 ............................................................   $  49,665,000   $    50,848,517
       Non-State Supported Debt, New York University, Series C, 5.00%,
          7/01/38 ............................................................      25,000,000        25,308,250
       Non-State Supported Debt, North Shore L.I. Jewish Obligation Group,
          Series A, 5.00%, 5/01/32 ...........................................       6,250,000         5,954,812
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%,
          11/01/26 ...........................................................       2,665,000         2,652,235
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%,
          11/01/31 ...........................................................       2,500,000         2,394,025
       Non-State Supported Debt, School District Financing Program, Series C,
          FSA Insured, 5.00%, 10/01/37 .......................................       6,550,000         6,654,865
       Non-State Supported Debt, School Districts Bond Financing, Refunding,
          Series C, MBIA Insured, 5.00%, 4/01/35 .............................       7,525,000         7,612,967
       Non-State Supported Debt, School Districts Bond Financing, Series B,
          MBIA Insured, 5.00%, 10/01/34 ......................................       5,000,000         5,080,200
       Non-State Supported Debt, Series A-1, SONYMA Insured, 5.00%, 6/01/38 ..       5,000,000         4,931,050
       Non-State Supported Debt, The New York Hospital Medical Center of
          Queens, FHA Insured, 4.75%, 2/15/37 ................................       5,000,000         4,803,050
       North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 ...........       2,500,000         2,807,875
       Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 .............       1,745,000         1,748,787
       Rockefeller University, Series A1, 5.00%, 7/01/32 .....................      11,500,000        11,679,055
       Skidmore College, FGIC Insured, 5.00%, 7/01/33 ........................       6,565,000         6,600,779
       St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ..........       1,000,000           958,090
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%,
          7/01/25 ............................................................       5,310,000         5,779,563
       State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ...       1,725,000         1,778,527
       State Supported Debt, 2008, Mental Health, Refunding, Series D, MBIA
          Insured, 5.00%, 8/15/17 ............................................       2,250,000         2,273,827
       State Supported Debt, FSA Insured, 5.00%, 2/15/33 .....................       9,005,000         9,096,221
       State Supported Debt, FSA Insured, 5.00%, 2/15/33 .....................       4,275,000         4,318,306
       State Supported Debt, FSA Insured, 5.00%, 2/15/38 .....................      22,260,000        22,363,286
       State Supported Debt, Mental Health, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 2/15/21 .......................................          95,000           101,450
       State Supported Debt, Mental Health, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 8/15/21 .......................................         205,000           218,917
       State Supported Debt, Mental Health, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30 .......................................         165,000           175,418
       State Supported Debt, Mental Health Facilities, Series B, 5.00%,
          2/15/28 ............................................................       7,690,000         7,744,445
       State Supported Debt, Mental Health Facilities, Series B,
          Pre-Refunded, 5.00%, 2/15/28 .......................................       1,505,000         1,663,176
       State Supported Debt, Mental Health Services, Series B, MBIA Insured,
          6.00%, 2/15/25 .....................................................          40,000            42,365
       State Supported Debt, Mental Health Services, Series B, MBIA Insured,
          6.00%, 2/15/30 .....................................................          30,000            31,774
       State Supported Debt, Mental Health Services, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/25 .......................................         600,000           635,478
       State Supported Debt, Mental Health Services, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/30 .......................................         535,000           566,635
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          5.25%, 8/15/30 .....................................................         145,000           147,488
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 2/15/21 .......................................          25,000            26,697
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 8/15/21 .......................................          45,000            48,055
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30 .......................................         230,000           244,522


                     10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series A, FSA Insured, 5.00%, 2/15/32 ..............................   $  28,000,000   $    28,287,560
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series B, FSA Insured, 5.00%, 2/15/32 ..............................       8,680,000         8,769,144
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series B, MBIA Insured, 5.25%, 8/15/31 .............................       3,640,000         3,669,484
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series B, MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ...............       2,385,000         2,581,500
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series E, 5.00%, 2/15/30 ...........................................       5,000,000         4,999,850
(a)    State Supported Debt, State University Dormitory Facilities, 5.00%,
          7/01/33 ............................................................      14,210,000        14,307,765
(a)    State Supported Debt, State University Dormitory Facilities, 5.00%,
          7/01/38 ............................................................      10,785,000        10,809,158
       State Supported Debt, State University Educational Facilities,
          Pre-Refunded, 5.125%, 5/15/21 ......................................      10,985,000        11,162,957
       State Supported Debt, State University Educational Facilities,
          Refunding, 5.00%, 5/15/17 ..........................................       3,180,000         3,214,630
       State Supported Debt, State University Educational Facilities,
          Refunding, 5.125%, 5/15/21 .........................................       1,105,000         1,116,835
       State Supported Debt, Upstate Community Colleges, Refunding, Series A,
          5.00%, 7/01/19 .....................................................       4,610,000         4,692,519
       State Supported Debt, Upstate Community Colleges, Refunding, Series A,
          5.00%, 7/01/28 .....................................................      16,360,000        16,465,849
       State Supported Debt, Upstate Community Colleges, Series A,
          Pre-Refunded, 5.00%, 7/01/19 .......................................       2,620,000         2,720,058
       The Highlands Living, FHA Insured, 6.60%, 2/01/34 .....................       2,945,000         2,950,861
       W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ..................       6,800,000         6,818,496
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ....................      13,260,000        13,693,337
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ....................      23,510,000        24,060,604
    New York State Dormitory Authority State Personal Income Tax Revenue,
       Education,
       Series A, 5.00%, 3/15/36 ..............................................       7,395,000         7,501,414
       Series A, 5.00%, 3/15/37 ..............................................      17,500,000        17,766,875
       Series A, AMBAC Insured, 5.00%, 3/15/34 ...............................      10,325,000        10,468,311
       Series C, 5.00%, 12/15/31 .............................................      17,305,000        17,668,405
       Series D, 5.00%, 3/15/36 ..............................................      49,000,000        49,743,820
    New York State Energy Research and Development Authority PCR, Niagara
       Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%,
       11/01/25 ..............................................................      20,000,000        20,429,200
    New York State Environmental Facilities Corp. PCR, State Water,
       Series E, 6.875%, 6/15/14 .............................................       1,190,000         1,192,356
    New York State Environmental Facilities Corp. State Clean Water and
       Drinking Revenue, Revolving Funds,
       New York City Municipal Water, Refunding, Series A, 5.00%,
          6/15/37 ............................................................       2,700,000         2,756,376
       New York City Municipal Water, Refunding, Series B, 5.00%,
          6/15/33 ............................................................       6,510,000         6,645,929
       New York City Municipal Water, Refunding, Series B, 5.00%,
          6/15/37 ............................................................       5,310,000         5,400,058
       Pooled Financing, Series B, 5.25%, 5/15/31 ............................       9,595,000         9,748,424
       Series C, 5.25%, 6/15/31 ..............................................      37,600,000        38,218,520
    New York State HFA Service Contract Obligation Revenue,
       Series A, 6.50%, 3/15/24 ..............................................         330,000           331,030
       Series A, 6.50%, 3/15/25 ..............................................         105,000           105,328
       Series A, 6.00%, 3/15/26 ..............................................         115,000           115,355


                     Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State HFA Service Contract Obligation Revenue, (continued)
       Series C, 6.30%, 3/15/22 ..............................................   $   1,950,000   $     1,955,792
       Series C, 5.50%, 3/15/25 ..............................................      17,005,000        17,220,623
    New York State HFA State Personal Income Tax Revenue,
       Economic Development and Housing, Series A, FGIC Insured, 5.00%,
          9/15/34 ............................................................      11,580,000        11,643,806
       Economic Development and Housing, Series A, Pre-Refunded, 5.125%,
          9/15/28 ............................................................      12,425,000        13,718,442
       Series A, 5.00%, 3/15/34 ..............................................      10,000,000        10,181,700
       Series A, 5.00%, 3/15/38 ..............................................      15,000,000        15,228,450
    New York State HFAR,
       Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 .............       3,875,000         3,875,736
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%,
          11/01/15 ...........................................................      19,670,000        19,703,046
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%,
          11/01/20 ...........................................................      26,570,000        26,596,836
       MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ...............       2,280,000         2,280,114
       MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ..........................          80,000            80,030
    New York State Medical Care Facilities Finance Agency Revenue,
       Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured,
          6.20%, 8/15/23 .....................................................       5,935,000         5,945,624
       Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ......       7,200,000         7,213,248
       Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 .....       5,880,000         5,890,996
       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ......      13,200,000        13,224,684
       Security Mortgage, 2008, Series A, 6.375%, 11/15/20 ...................       4,915,000         4,924,191
    New York State Mortgage Agency Homeowner Mortgage Revenue, Series 156,
       SONYMA Insured,
       5.20%, 10/01/28 .......................................................       7,500,000         7,546,425
       5.35%, 10/01/33 .......................................................      11,440,000        11,519,165
    New York State Municipal Bond Bank Agency School Purpose Revenue,
       Series C,
       5.25%, 6/01/21 ........................................................       5,110,000         5,322,576
       5.25%, 12/01/21 .......................................................       8,025,000         8,362,291
       5.25%, 6/01/22 ........................................................       3,400,000         3,534,028
       5.25%, 12/01/22 .......................................................       5,000,000         5,197,100
       5.00%, 6/01/23 ........................................................       5,925,000         6,054,876
       5.00%, 12/01/23 .......................................................       3,000,000         3,065,760
    New York State Municipal Bond Bank Agency Special Program Revenue,
       Buffalo, Series A,
       AMBAC Insured, 5.25%, 5/15/31 .........................................       4,145,000         4,235,527
    New York State Power Authority Revenue, Series A, 5.25%,
       11/15/30 ..............................................................       2,000,000         2,032,580
       11/15/40 ..............................................................       9,000,000         9,129,690
    New York State Thruway Authority General Revenue,
       AMBAC Insured, 5.00%, 1/01/30 .........................................      10,000,000        10,161,900
       Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ......................      10,000,000        10,260,800
       Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 .....................      55,810,000        56,303,360
       Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ........................      35,000,000        35,707,000
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ....................      20,000,000        20,835,400
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ....................      18,835,000        19,525,868
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ................       2,000,000         2,140,240
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ................       2,000,000         2,140,240
    New York State Thruway Authority Revenue, State Personal Income Tax,
       Transportation, Series A, 5.00%, 3/15/22 ..............................      14,270,000        14,621,898


                     12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Thruway Authority Service Contract Revenue, Local Highway
       and Bridge,
       AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ..........................   $  10,555,000   $    11,242,553
       Pre-Refunded, 5.75%, 4/01/19 ..........................................      30,000,000        31,027,800
    New York State Urban Development Corp. Revenue,
       Correctional Facilities Service Contract, Series C, AMBAC Insured,
          Pre-Refunded, 6.00%, 1/01/29 .......................................      34,135,000        34,966,187
       Correctional Facilities Service Contract, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 1/01/30 .......................................      10,000,000        10,699,100
       Empire State Development Corp., Series B, 5.00%, 1/01/26 ..............       8,830,000         8,966,423
       Empire State Development Corp., Series B, 5.00%, 1/01/27 ..............       7,730,000         7,819,281
       Empire State Development Corp., Series B, 5.00%, 1/01/28 ..............       5,460,000         5,501,824
       FGIC Insured, 5.00%, 3/15/29 ..........................................       7,000,000         7,152,390
       Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 .........       3,225,000         3,543,630
       Personal Income Tax, State Facilities, Series A, Pre-Refunded,
          5.25%, 3/15/32 .....................................................      20,000,000        21,882,800
       State Personal Income Tax, Series B Empire State, MBIA Insured,
          Pre-Refunded, 5.00%, 3/15/33 .......................................      11,010,000        12,097,788
       State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%,
          3/15/29 ............................................................       9,000,000         9,936,900
    Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured,
       5.00%, 7/15/34 ........................................................       9,000,000         8,934,840
    Orangetown Housing Authority Housing Facilities Revenue, Senior Housing
       Center Project, Refunding, MBIA Insured, zero cpn., 4/01/30 ...........      21,170,000         5,878,486
    Otsego County IDA Civic Facility Revenue, Hartwick College Project,
       Series A, Pre-Refunded, 5.50%, 7/01/19 ................................       3,400,000         3,542,290
    Port Authority of New York and New Jersey Revenue, Consolidated, One
       Hundred Forty-Eighth Series, FSA Insured, 5.00%,
       8/15/34 ...............................................................      30,000,000        30,540,600
       8/15/37 ...............................................................      74,235,000        75,410,882
    Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer
       County Nursing Home,
       Series A, 6.90%, 6/01/24 ..............................................       8,910,000         8,930,493
       Series B, 6.90%, 6/01/24 ..............................................       2,980,000         2,986,854
    Sachem Central School District Holbrook GO, Series B, MBIA Insured,
       Pre-Refunded, 5.00%,
       10/15/27 ..............................................................       3,885,000         4,307,066
       10/15/28 ..............................................................       2,000,000         2,217,280
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
       10/15/29 ..............................................................       5,195,000         5,332,252
       10/15/32 ..............................................................     104,975,000       106,905,490
    St. Lawrence County IDA Civic Facility Revenue, Clarkson University
       Project, Series A, Pre-Refunded, 5.50%, 7/01/29 .......................       6,000,000         6,253,620
    Suffolk County Judicial Facilities Agency Service Agreement Revenue,
       John P. Cohalan Complex, AMBAC Insured, 5.00%, 4/15/16 ................       2,720,000         2,791,454
    Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc.,
       Project A,
       5.25%, 1/01/16 ........................................................       4,000,000         3,767,400
       5.375%, 1/01/23 .......................................................       4,760,000         4,066,896
    Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded,
       5.75%, 7/01/30 ........................................................       7,510,000         8,087,219
    Triborough Bridge and Tunnel Authority Revenues,
       5.00%, 11/15/24 .......................................................       6,965,000         7,299,320
       5.00%, 11/15/37 .......................................................      30,000,000        30,372,900
       Convention Center Project, Series E, zero cpn., 1/01/12 ...............      21,625,000        19,199,540


                    Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Triborough Bridge and Tunnel Authority Revenues, (continued)
       General, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ...........   $  10,000,000   $    10,204,000
       General, Series A, 5.00%, 11/15/35 ....................................       9,155,000         9,271,085
       General Purpose, Refunding, Series A, 5.00%, 1/01/27 ..................      34,500,000        35,057,175
       General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ....       3,770,000         3,809,962
       General Purpose, Refunding, Series B, 5.125%, 11/15/29 ................      17,175,000        17,606,608
       General Purpose, Refunding, Series B, 5.00%, 11/15/32 .................      10,000,000        10,112,400
       General Purpose, Series A, 5.00%, 1/01/32 .............................       6,110,000         6,165,418
       General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ..............      24,310,000        26,373,433
       General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ...............      34,340,000        37,118,793
       General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%,
          1/01/27 ............................................................       4,110,000         4,552,524
       General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ...............      15,000,000        16,696,500
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ...............      32,185,000        36,807,088
       Refunding, MBIA Insured, 5.00%, 11/15/26 ..............................      10,000,000        10,223,200
       Refunding, MBIA Insured, 5.00%, 11/15/32 ..............................      22,875,000        23,045,419
       Series A, FGIC Insured, 5.00%, 1/01/32 ................................       1,970,000         1,984,854
       Series D, 5.00%, 11/15/31 .............................................      48,955,000        49,694,220
       sub. bond, AMBAC Insured, 5.00%, 11/15/28 .............................      15,000,000        15,301,350
    TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds,
       Series 1, Pre-Refunded, 6.25%,
       7/15/27 ...............................................................      35,000,000        36,741,250
       7/15/34 ...............................................................      40,000,000        41,990,000
    United Nations Development Corp. Revenue, senior lien, Refunding,
       Series A, 5.25%,
       7/01/23 ...............................................................       2,500,000         2,504,725
       7/01/25 ...............................................................       2,000,000         2,003,780
    Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute
       Project,
       5.40%, 7/15/30 ........................................................       1,000,000         1,016,990
       Series A, 5.50%, 7/15/29 ..............................................       5,170,000         5,257,114
       Series A, Pre-Refunded, 5.50%, 7/15/29 ................................       4,745,000         4,999,617
    Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured,
       5.00%, 12/01/27 .......................................................       8,115,000         8,279,248
    Westchester Tobacco Asset Securitization Corp. Revenue,
       Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ....................      15,000,000        16,417,950
       Refunding, 5.00%, 6/01/26 .............................................       2,000,000         1,822,880
       Refunding, 5.125%, 6/01/38 ............................................       7,000,000         6,017,970
    Yonkers GO,
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 .....................       7,710,000         7,817,554
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 .....................      17,130,000        17,178,820
       Series A, AMBAC Insured, 5.00%, 9/01/31 ...............................      12,490,000        12,645,875
                                                                                                 ---------------
                                                                                                   5,181,847,489
                                                                                                 ---------------
    U.S. TERRITORIES 2.8%
    PUERTO RICO 2.7%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior
       lien, Series A, 6.00%, 7/01/38 ........................................      15,600,000        16,280,784
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.00%, 7/01/20 ...............      11,540,000        11,347,167
       Public Improvement, Refunding, Series A, 5.125%, 7/01/24 ..............      17,580,000        17,141,555
       Public Improvement, Refunding, Series A, MBIA Insured, 5.50%,
          7/01/20 ............................................................      17,810,000        18,628,904
       Refunding, sub-series C-9, MBIA Insured, 6.00%, 7/01/27 ...............      10,500,000        11,114,145


                     14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth GO, (continued)
    Puerto Rico Commonwealth Highway and Transportation Authority Highway
       Revenue, Series Y, Pre-Refunded,
       5.00%, 7/01/36 ........................................................   $   4,000,000   $     4,491,800
       5.50%, 7/01/36 ........................................................      10,000,000        11,573,000
    Puerto Rico Commonwealth Highway and Transportation Authority
       Transportation Revenue, Refunding,
       Series A, 5.00%, 7/01/38 ..............................................         575,000           540,247
       Series N, MBIA Insured, 5.25%, 7/01/32 ................................      24,225,000        23,803,000
    Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%,
       7/01/33 ...............................................................      32,250,000        32,026,185
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ..................       4,000,000         4,256,720
                                                                                                 ---------------
                                                                                                     151,203,507
                                                                                                 ---------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
       5.50%,
       10/01/15 ..............................................................       2,500,000         2,525,825
       10/01/18 ..............................................................       2,500,000         2,510,075
                                                                                                 ---------------
                                                                                                       5,035,900
                                                                                                 ---------------
    TOTAL U.S. TERRITORIES ...................................................                       156,239,407
                                                                                                 ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $5,195,381,978) .................................................                     5,338,086,896
                                                                                                 ---------------
    SHORT TERM INVESTMENTS 2.9%
    MUNICIPAL BONDS 2.9%
    NEW YORK 1.7%
(b) Long Island Power Authority Electric System Revenue, Sub Series 3B,
    Daily VRDN and Put, 2.14%, 5/01/33 .......................................      40,300,000        40,300,000
(b) New York City GO,
       Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
          2.50%, 8/01/13 .....................................................       8,400,000         8,400,000
       Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
          2.30%, 8/01/14 .....................................................       6,525,000         6,525,000
       Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, 2.14%,
          8/15/18 ............................................................       6,000,000         6,000,000
       Series E, Sub Series E-2, Daily VRDN and Put, 2.30%, 8/01/34 ..........       8,600,000         8,600,000
       Series I, Sub Series I-5, Daily VRDN and Put, 2.45%, 4/01/36 ..........       4,350,000         4,350,000
       Sub Series H-4, Daily VRDN and Put, 2.14%, 3/01/34 ....................       8,800,000         8,800,000
(b) New York City Transitional Finance Authority Revenue, Future Tax
       Secured, Series C, Daily VRDN and Put, 2.50%, 5/01/28 .................      10,000,000        10,000,000
(b) New York State Dormitory Authority Revenues, Mental Health Facilities
       Improvement, Refunding, Series F-2B, FSA Insured, Weekly VRDN and
       Put, 1.80%, 2/15/21 ...................................................       2,900,000         2,900,000
(b) New York State Dormitory Authority State Personal Income Tax Revenue,
       Education, Refunding, Series C, AMBAC Insured, Weekly VRDN and Put,
       8.50%, 3/15/32 ........................................................         400,000           400,000
                                                                                                 ---------------
                                                                                                      96,275,000
                                                                                                 ---------------


                   Quarterly Statement of Investments | 15

Franklin New York Tax-Free Income Fund

                                                                                   PRINCIPAL
                                                                                     AMOUNT           VALUE
                                                                                 -------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    U.S. TERRITORIES 1.2%
    PUERTO RICO 1.2%
(b) Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B,
       Daily VRDN and Put, 2.15%, 7/01/32 ....................................   $   8,700,000   $     8,700,000
(b) Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
       Series M-3, MBIA Insured, Weekly VRDN and Daily Put, 10.00%, 7/01/28 ..      56,950,000        56,950,000
                                                                                                 ---------------
                                                                                                      65,650,000
                                                                                                 ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $161,925,000) .........................                       161,925,000
                                                                                                 ---------------
    TOTAL INVESTMENTS (COST $5,357,306,978) 99.2% ............................                     5,500,011,896
    OTHER ASSETS, LESS LIABILITIES 0.8% ......................................                        42,961,767
                                                                                                 ---------------
    NET ASSETS 100.0% ........................................................                   $ 5,542,973,663
                                                                                                 ===============

See Selected Portfolio Abbreviations on page 17.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     16 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2008 (UNAUDITED)

GLOSSARY OF TERMS

AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance


                     Quarterly Statement of Investments | 17

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At August 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................   $5,356,900,536
                                                   ==============
Unrealized appreciation ........................   $  181,901,330
Unrealized depreciation ........................      (38,789,970)
                                                   --------------
Net unrealized appreciation (depreciation) .....   $  143,111,360
                                                   ==============


                     18 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At August 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 19






Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  October 28, 2008


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Financial Officer
Date  October 28, 2008